UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Income Fund of Boston
April 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 1.0%
Security	Shares	Value
Consumer Products — 0.0%(1)
HF Holdings, Inc.(2)(3)(4)	3,400	$ 552,636
		$ 552,636
Energy — 0.6%
Ascent CNR Corp., Class A(2)(3)(4)	32,029,863	$ 7,366,868
Cheniere Energy, Inc.	186,427	25,318,651
Nine Point Energy Holdings, Inc.(2)(3)(4)	157,059	0
		$ 32,685,519
Environmental — 0.2%
GFL Environmental, Inc.	300,300	$ 9,048,039
		$ 9,048,039
Gaming — 0.0%
New Cotai Participation Corp., Class B(2)(3)(4)	36	$ 0
		$ 0
Services — 0.2%
Hertz Global Holdings, Inc.(3)	683,959	$ 13,720,218
		$ 13,720,218
Technology — 0.0%(1)
Riverbed Technology, Inc.(3)(5)	157,965	$ 375,167
		$ 375,167
Total Common Stocks (identified cost $39,855,850)		$ 56,381,579

Convertible Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Entertainment & Film — 0.3%
Peloton Interactive, Inc., 0.00%, 2/15/26	$19,532	$ 15,991,890
		$ 15,991,890
Security	Principal Amount (000's omitted)	Value
Healthcare — 0.2%
1Life Healthcare, Inc., 3.00%, 6/15/25	$11,546	$ 9,750,597
		$ 9,750,597
Total Convertible Bonds (identified cost $27,045,499)		$ 25,742,487

Convertible Preferred Stocks — 0.3%
Security	Shares	Value
Energy — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(2)(3)(4)	2,928	$ 0
		$ 0
Environmental — 0.1%
GFL Environmental, Inc., 6.00%	98,016	$ 6,709,195
		$ 6,709,195
Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	213,119	$ 10,892,512
		$ 10,892,512
Technology — 0.0%(1)
Riverbed Technology, Inc., Series A, 6.50% (1.50% cash, 5.00% PIK)(3)(5)	126,256	$ 1,199,432
		$ 1,199,432
Total Convertible Preferred Stocks (identified cost $22,990,795)		$ 18,801,139

Corporate Bonds — 85.4%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.5%
Bombardier, Inc.:
7.125%, 6/15/26(6)	7,440	$ 6,853,765
7.875%, 4/15/27(6)	6,477	6,041,713
BWX Technologies, Inc.:
4.125%, 6/30/28(6)	8,345	7,751,921
4.125%, 4/15/29(6)	7,093	6,570,813
Moog, Inc., 4.25%, 12/15/27(6)	10,223	9,531,874
Rolls-Royce PLC, 5.75%, 10/15/27(6)	29,407	28,397,311

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Aerospace (continued)
Science Applications International Corp., 4.875%, 4/1/28(6)		12,585	$ 12,051,081
TransDigm UK Holdings PLC, 6.875%, 5/15/26		5,020	5,001,602
TransDigm, Inc.:
4.625%, 1/15/29		11,770	10,255,672
5.50%, 11/15/27		15,419	14,158,805
6.25%, 3/15/26(6)		16,947	16,881,161
6.375%, 6/15/26		9,600	9,491,760
7.50%, 3/15/27		7,253	7,317,262
			$ 140,304,740
Air Transportation — 1.5%
Air Canada:
3.875%, 8/15/26(6)		7,819	$ 7,238,596
4.625%, 8/15/29(6)	CAD	7,161	5,085,361
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(6)		19,773	19,623,022
5.75%, 4/20/29(6)		19,773	19,084,899
United Airlines, Inc.:
4.375%, 4/15/26(6)		8,188	7,913,702
4.625%, 4/15/29(6)		12,596	11,575,031
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(6)		16,025	14,003,286
			$ 84,523,897
Automotive & Auto Parts — 4.5%
Allison Transmission, Inc., 3.75%, 1/30/31(6)		3,194	$ 2,768,016
Clarios Global, L.P., 6.75%, 5/15/25(6)		3,642	3,719,739
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(7)	EUR	23,368	23,674,006
6.25%, 5/15/26(6)		7,212	7,293,027
8.50%, 5/15/27(6)		16,135	16,145,326
Ford Motor Co.:
3.25%, 2/12/32		28,385	23,114,899
4.75%, 1/15/43		19,531	15,760,248
7.45%, 7/16/31		4,673	5,088,804
9.625%, 4/22/30		2,055	2,514,950
Ford Motor Credit Co., LLC:
1.741%, (3 mo. USD LIBOR + 1.235%), 2/15/23(8)		2,470	2,454,654
2.90%, 2/16/28		4,218	3,623,452
3.087%, 1/9/23		3,749	3,756,910
3.37%, 11/17/23		4,486	4,413,103
3.625%, 6/17/31		13,330	11,100,558
3.815%, 11/2/27		20,089	18,305,398
Security	Principal Amount* (000's omitted)	Value
Automotive & Auto Parts (continued)
Ford Motor Credit Co., LLC: (continued)
4.00%, 11/13/30	9,839	$ 8,525,444
4.125%, 8/17/27	25,978	24,112,780
4.271%, 1/9/27	4,368	4,122,103
4.375%, 8/6/23	2,493	2,497,587
5.113%, 5/3/29	5,476	5,195,820
5.125%, 6/16/25	9,083	9,070,738
5.584%, 3/18/24	1,976	2,000,690
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29	20,783	18,556,205
5.25%, 7/15/31	16,742	14,463,581
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(6)	10,675	8,670,876
Wheel Pros, Inc., 6.50%, 5/15/29(6)	12,984	9,884,849
		$ 250,833,763
Banking & Thrifts — 0.2%
SVB Financial Group, 4.10% to 2/15/31(9)(10)	16,691	$ 13,603,165
		$ 13,603,165
Broadcasting — 1.5%
Audacy Capital Corp., 6.75%, 3/31/29(6)	16,478	$ 14,292,441
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(6)	3,602	1,337,207
Playtika Holding Corp., 4.25%, 3/15/29(6)	10,847	9,787,465
Sirius XM Radio, Inc.:
3.125%, 9/1/26(6)	9,505	8,767,269
3.875%, 9/1/31(6)	9,550	8,079,348
4.125%, 7/1/30(6)	12,958	11,394,941
5.00%, 8/1/27(6)	16,487	15,929,492
Townsquare Media, Inc., 6.875%, 2/1/26(6)	15,374	15,325,956
		$ 84,914,119
Building Materials — 2.5%
Builders FirstSource, Inc.:
4.25%, 2/1/32(6)	15,452	$ 13,215,400
5.00%, 3/1/30(6)	10,586	9,806,394
6.75%, 6/1/27(6)	13,197	13,626,298
Masonite International Corp., 5.375%, 2/1/28(6)	12,664	12,148,892
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(6)	11,946	10,347,625
Oscar AcquisitionCo, LLC/Oscar Finance, Inc., 9.50%, 4/15/30(6)	6,506	5,944,207
PGT Innovations, Inc., 4.375%, 10/1/29(6)	10,864	9,546,360
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(6)	30,485	29,316,053

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
Standard Industries, Inc.:
2.25%, 11/21/26(7)	EUR	2,250	$ 2,104,600
3.375%, 1/15/31(6)		1,448	1,158,523
4.375%, 7/15/30(6)		26,589	22,201,815
4.75%, 1/15/28(6)		5,000	4,607,100
5.00%, 2/15/27(6)		3,894	3,694,141
			$ 137,717,408
Cable & Satellite TV — 1.8%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(6)		9,055	$ 7,648,759
4.50%, 8/15/30(6)		48,569	42,456,834
4.75%, 3/1/30(6)		23,215	20,786,479
4.75%, 2/1/32(6)		10,825	9,322,598
5.375%, 6/1/29(6)		4,414	4,188,091
Radiate Holdco, LLC/Radiate Finance, Inc., 6.50%, 9/15/28(6)		8,689	7,657,268
Ziggo B.V., 4.875%, 1/15/30(6)		5,296	4,700,465
Ziggo Bond Co., B.V., 6.00%, 1/15/27(6)		3,310	3,248,368
			$ 100,008,862
Capital Goods — 0.7%
Madison IAQ, LLC, 5.875%, 6/30/29(6)		17,071	$ 13,934,374
Patrick Industries, Inc., 4.75%, 5/1/29(6)		12,106	10,396,028
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(6)		15,918	14,346,097
			$ 38,676,499
Chemicals — 1.7%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(6)		8,599	$ 7,594,981
Compass Minerals International, Inc., 6.75%, 12/1/27(6)		27,208	27,580,205
NOVA Chemicals Corp., 4.25%, 5/15/29(6)		12,262	10,628,518
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(6)		13,561	12,834,944
Valvoline, Inc.:
3.625%, 6/15/31(6)		7,931	6,458,610
4.25%, 2/15/30(6)		11,891	10,337,144
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(6)		14,574	13,720,692
5.625%, 10/1/24(6)		2,019	2,026,571
			$ 91,181,665
Consumer Products — 0.6%
Central Garden & Pet Co., 4.125%, 10/15/30		4,279	$ 3,705,614
Security	Principal Amount* (000's omitted)	Value
Consumer Products (continued)
Edgewell Personal Care Co., 4.125%, 4/1/29(6)	9,750	$ 8,666,239
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)	23,832	19,793,429
		$ 32,165,282
Containers — 0.8%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(6)	3,966	$ 3,403,800
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(6)	19,734	16,973,312
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	4,555	4,416,073
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	5,205	5,191,753
LABL, Inc.:
5.875%, 11/1/28(6)	5,099	4,671,640
8.25%, 11/1/29(6)	10,223	8,402,028
		$ 43,058,606
Diversified Financial Services — 3.2%
Ally Financial, Inc., 4.70% to 5/15/26(9)(10)	14,324	$ 12,413,536
Bread Financial Holdings, Inc., 4.75%, 12/15/24(6)	14,843	14,417,971
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(6)	14,850	13,978,379
Coinbase Global, Inc.:
3.375%, 10/1/28(6)	8,399	6,536,228
3.625%, 10/1/31(6)	11,141	8,251,192
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27	9,293	8,696,947
6.25%, 5/15/26	8,006	7,951,639
6.375%, 12/15/25	5,685	5,653,818
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(6)	19,156	17,765,179
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(6)	12,728	11,887,697
MSCI, Inc., 3.875%, 2/15/31(6)	14,559	13,162,428
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(6)	12,525	12,692,146
PRA Group, Inc.:
5.00%, 10/1/29(6)	8,474	7,854,508
7.375%, 9/1/25(6)	14,462	14,981,692
PROG Holdings, Inc., 6.00%, 11/15/29(6)	10,891	9,638,263
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 3.625%, 3/1/29(6)	10,487	8,980,280
		$ 174,861,903

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Media — 1.3%
Cars.com, Inc., 6.375%, 11/1/28(6)	15,266	$ 14,321,874
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(6)	12,883	12,123,225
National CineMedia, LLC:
5.75%, 8/15/26	12,070	8,525,524
5.875%, 4/15/28(6)	15,402	13,263,586
Terrier Media Buyer, Inc., 8.875%, 12/15/27(6)	17,406	17,035,165
Urban One, Inc., 7.375%, 2/1/28(6)	6,253	6,065,348
		$ 71,334,722
Energy — 12.5%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(8)	23,440	$ 23,675,642
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(6)	16,695	17,227,224
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(6)	19,535	19,060,300
Buckeye Partners, L.P., 4.50%, 3/1/28(6)	11,934	10,906,960
Callon Petroleum Co., 8.00%, 8/1/28(6)	15,188	15,729,604
Centennial Resource Production, LLC:
5.375%, 1/15/26(6)	2,268	2,219,533
6.875%, 4/1/27(6)	14,801	14,792,119
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31	18,911	17,145,847
4.50%, 10/1/29	12,403	11,892,741
Cheniere Energy, Inc., 4.625%, 10/15/28	15,118	14,645,865
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(6)	22,088	22,008,041
7.75%, 2/15/26(6)	11,543	12,106,298
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(6)	13,181	12,916,991
CVR Energy, Inc., 5.75%, 2/15/28(6)	28,358	26,617,953
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(9)(10)	10,783	10,270,808
DT Midstream, Inc., 4.125%, 6/15/29(6)	14,661	13,360,716
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(6)	13,348	12,037,627
4.75%, 1/15/31(6)	10,843	9,686,052
6.00%, 7/1/25(6)	6,182	6,134,151
6.50%, 7/1/27(6)	6,208	6,277,468
Hilcorp Energy I, L.P./Hilcorp Finance Co.:
5.75%, 2/1/29(6)	6,919	6,789,407
6.00%, 4/15/30(6)	3,515	3,493,225
6.00%, 2/1/31(6)	5,536	5,363,221
Laredo Petroleum, Inc.:
9.50%, 1/15/25	3,120	3,202,415
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Laredo Petroleum, Inc.: (continued)
10.125%, 1/15/28	4,701	$ 4,953,702
Nabors Industries, Ltd.:
7.25%, 1/15/26(6)	4,657	4,557,550
7.50%, 1/15/28(6)	5,019	4,812,418
9.00%, 2/1/25(6)	10,914	11,326,767
Neptune Energy Bondco PLC, 6.625%, 5/15/25(6)	30,993	30,761,017
New Fortress Energy, Inc., 6.50%, 9/30/26(6)	22,943	22,229,702
Oasis Petroleum, Inc., 6.375%, 6/1/26(6)	11,243	11,310,795
Occidental Petroleum Corp.:
4.20%, 3/15/48	8,139	6,757,771
4.40%, 8/15/49	6,626	5,631,305
6.20%, 3/15/40	4,187	4,340,747
6.45%, 9/15/36	12,234	13,293,342
8.50%, 7/15/27	17,429	19,672,461
8.875%, 7/15/30	14,937	17,961,743
Parkland Corp.:
4.50%, 10/1/29(6)	4,534	3,976,522
4.625%, 5/1/30(6)	15,192	13,320,118
PBF Holding Co., LLC/PBF B.V. Finance Corp., 9.25%, 5/15/25(6)	25,684	26,674,503
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(9)(10)	17,277	14,555,873
Precision Drilling Corp.:
6.875%, 1/15/29(6)	9,418	9,148,786
7.125%, 1/15/26(6)	5,844	5,869,012
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(6)	15,620	13,027,236
8.875%, 11/15/24(6)	4,469	4,564,838
Southwestern Energy Co., 4.75%, 2/1/32	15,141	14,342,767
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(6)	8,331	7,588,083
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29	8,737	7,868,236
4.50%, 4/30/30(6)	17,021	15,381,537
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(6)	16,150	14,777,008
Tap Rock Resources, LLC, 7.00%, 10/1/26(6)	21,630	21,878,420
Tervita Corp., 11.00%, 12/1/25(6)	7,618	8,503,593
Transocean Poseidon, Ltd., 6.875%, 2/1/27(6)	10,338	9,961,620
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(6)	11,144	10,183,443
4.125%, 8/15/31(6)	9,904	9,003,033

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Weatherford International, Ltd., 8.625%, 4/30/30(6)	15,598	$ 15,461,985
Western Midstream Operating, L.P., 4.55%, 2/1/30	9,985	9,186,849
		$ 690,442,990
Entertainment & Film — 0.4%
Cinemark USA, Inc.:
5.25%, 7/15/28(6)	15,025	$ 13,370,071
5.875%, 3/15/26(6)	4,218	3,938,621
8.75%, 5/1/25(6)	3,076	3,208,929
		$ 20,517,621
Environmental — 1.4%
Clean Harbors, Inc.:
4.875%, 7/15/27(6)	4,075	$ 3,998,655
5.125%, 7/15/29(6)	4,445	4,390,082
Covanta Holding Corp.:
4.875%, 12/1/29(6)	15,831	14,423,703
5.00%, 9/1/30	3,610	3,265,877
GFL Environmental, Inc.:
3.50%, 9/1/28(6)	17,515	15,613,221
3.75%, 8/1/25(6)	7,155	6,788,199
4.25%, 6/1/25(6)	11,354	11,025,699
4.75%, 6/15/29(6)	21,153	19,224,375
		$ 78,729,811
Food & Drug Retail — 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(6)	21,488	$ 19,487,037
5.875%, 2/15/28(6)	7,375	7,176,317
7.50%, 3/15/26(6)	4,000	4,209,400
Arko Corp., 5.125%, 11/15/29(6)	20,124	17,836,304
Ingles Markets, Inc., 4.00%, 6/15/31(6)	8,368	7,528,104
Murphy Oil USA, Inc.:
4.75%, 9/15/29	1,235	1,171,898
5.625%, 5/1/27	10,031	9,905,813
		$ 67,314,873
Food, Beverage & Tobacco — 2.8%
BellRing Brands, Inc., 7.00%, 3/15/30(6)	25,672	$ 25,125,957
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(6)	12,153	11,977,754
HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(6)	7,818	6,302,950
Security	Principal Amount* (000's omitted)	Value
Food, Beverage & Tobacco (continued)
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(6)	20,701	$ 20,469,252
Kraft Heinz Foods Co., 4.25%, 3/1/31	3,973	3,854,886
Performance Food Group, Inc.:
4.25%, 8/1/29(6)	24,007	21,371,392
6.875%, 5/1/25(6)	9,425	9,664,065
Pilgrim's Pride Corp., 3.50%, 3/1/32(6)	23,928	20,255,172
Post Holdings, Inc.:
4.50%, 9/15/31(6)	4,183	3,484,146
4.625%, 4/15/30(6)	15,117	12,943,024
US Foods, Inc., 4.75%, 2/15/29(6)	18,081	16,726,552
		$ 152,175,150
Gaming — 3.1%
Caesars Entertainment, Inc.:
4.625%, 10/15/29(6)	5,260	$ 4,516,420
6.25%, 7/1/25(6)	22,288	22,558,799
8.125%, 7/1/27(6)	23,616	24,706,823
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(6)	12,610	12,172,244
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.:
4.625%, 1/15/29(6)	7,727	7,024,036
6.75%, 1/15/30(6)	20,562	17,819,749
International Game Technology PLC, 6.25%, 1/15/27(6)	7,326	7,447,209
Jacobs Entertainment, Inc., 6.75%, 2/15/29(6)	15,647	15,349,472
MGM Resorts International:
4.75%, 10/15/28	15,992	14,711,041
5.50%, 4/15/27	4,637	4,522,257
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(6)	19,167	21,036,358
Scientific Games International, Inc., 7.00%, 5/15/28(6)	16,866	17,284,488
		$ 169,148,896
Healthcare — 9.0%
AdaptHealth, LLC:
4.625%, 8/1/29(6)	4,011	$ 3,404,457
5.125%, 3/1/30(6)	10,165	8,754,149
6.125%, 8/1/28(6)	6,030	5,706,460
Bausch Health Cos., Inc.:
5.25%, 1/30/30(6)	4,352	3,025,859
9.00%, 12/15/25(6)	3,998	4,017,990
Centene Corp.:
2.50%, 3/1/31	23,695	19,732,604

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Centene Corp.: (continued)
3.00%, 10/15/30	21,528	$ 18,761,975
3.375%, 2/15/30	29,751	26,622,831
4.25%, 12/15/27	7,680	7,458,509
4.625%, 12/15/29	14,039	13,617,830
CHS/Community Health Systems, Inc.:
6.125%, 4/1/30(6)	6,036	4,971,099
6.875%, 4/15/29(6)	9,356	8,219,807
Emergent BioSolutions, Inc., 3.875%, 8/15/28(6)	10,175	8,653,888
Encompass Health Corp., 4.625%, 4/1/31	6,679	5,903,835
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(6)	6,987	6,455,743
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(6)	15,196	13,236,552
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(6)	11,137	10,176,322
HCA, Inc.:
3.50%, 9/1/30	9,000	8,075,385
5.375%, 9/1/26	11,055	11,327,506
5.625%, 9/1/28	8,537	8,834,472
5.875%, 2/15/26	13,250	13,733,625
5.875%, 2/1/29	7,681	8,011,940
HealthEquity, Inc., 4.50%, 10/1/29(6)	13,931	12,746,865
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(6)	6,907	6,397,574
LifePoint Health, Inc., 5.375%, 1/15/29(6)	22,745	19,475,406
Minerva Merger Sub, Inc., 6.50%, 2/15/30(6)	28,290	26,070,932
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(6)	7,580	6,642,089
ModivCare, Inc., 5.875%, 11/15/25(6)	11,006	10,799,197
Molina Healthcare, Inc.:
3.875%, 11/15/30(6)	24,471	22,109,426
3.875%, 5/15/32(6)	14,551	12,797,313
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(6)	38,493	33,552,039
Option Care Health, Inc., 4.375%, 10/31/29(6)	14,497	13,048,895
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/31(6)	10,855	9,825,349
Perrigo Finance Unlimited Co., 3.90%, 6/15/30	9,653	8,678,730
Team Health Holdings, Inc., 6.375%, 2/1/25(6)	18,643	15,916,461
Tenet Healthcare Corp.:
4.375%, 1/15/30(6)	8,208	7,477,857
4.625%, 9/1/24(6)	1,949	1,934,490
4.875%, 1/1/26(6)	11,694	11,463,102
5.125%, 11/1/27(6)	11,694	11,368,907
6.125%, 10/1/28(6)	14,155	13,613,005
6.875%, 11/15/31	782	811,259
Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
US Acute Care Solutions, LLC, 6.375%, 3/1/26(6)		25,976	$ 25,260,101
Varex Imaging Corp., 7.875%, 10/15/27(6)		9,994	10,306,113
			$ 498,997,948
Homebuilders & Real Estate — 4.1%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC:
4.50%, 4/1/27(6)		19,209	$ 17,427,557
5.75%, 5/15/26(6)		11,701	11,350,555
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(6)		10,253	9,599,935
Empire Communities Corp., 7.00%, 12/15/25(6)		16,548	15,700,081
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(6)		16,834	16,929,701
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(6)		12,698	10,971,389
6.00%, 4/15/25(6)		12,725	12,932,290
M/I Homes, Inc., 4.95%, 2/1/28		12,706	11,724,589
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(6)		5,545	4,968,875
6.25%, 6/15/25(6)		8,819	8,940,835
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(6)		6,217	6,084,360
5.875%, 6/15/27(6)		10,898	10,830,868
TopBuild Corp., 4.125%, 2/15/32(6)		16,235	14,011,967
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(6)		2,441	2,253,556
4.25%, 12/1/26(6)		12,627	11,980,119
4.50%, 9/1/26(6)		6,735	6,667,650
4.625%, 12/1/29(6)		8,800	8,276,180
5.625%, 5/1/24(6)		11,505	11,691,956
5.75%, 2/1/27(6)		4,084	4,223,897
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(7)	EUR	27,700	26,887,917
3.50%, 11/1/25(7)	EUR	700	669,876
			$ 224,124,153
Insurance — 0.7%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(6)		18,412	$ 17,431,930
BroadStreet Partners, Inc., 5.875%, 4/15/29(6)		13,354	11,601,955
GTCR AP Finance, Inc., 8.00%, 5/15/27(6)		11,039	11,012,175
			$ 40,046,060

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure — 2.9%
Carnival Corp.:
5.75%, 3/1/27(6)	13,340	$ 12,102,048
6.00%, 5/1/29(6)	3,949	3,550,112
7.625%, 3/1/26(6)	5,348	5,240,452
Life Time, Inc.:
5.75%, 1/15/26(6)	12,585	12,228,278
8.00%, 4/15/26(6)	11,165	10,914,904
Lindblad Expeditions, LLC, 6.75%, 2/15/27(6)	12,088	11,877,125
NCL Corp., Ltd.:
5.875%, 3/15/26(6)	6,558	6,066,183
5.875%, 2/15/27(6)	5,378	5,133,731
7.75%, 2/15/29(6)	4,500	4,371,120
NCL Finance, Ltd., 6.125%, 3/15/28(6)	3,490	3,145,746
Powdr Corp., 6.00%, 8/1/25(6)	13,768	14,007,426
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(6)	11,375	10,365,014
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(6)	15,899	15,199,841
Viking Cruises, Ltd.:
5.875%, 9/15/27(6)	31,095	26,386,440
6.25%, 5/15/25(6)	8,680	8,004,305
7.00%, 2/15/29(6)	6,622	5,901,957
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(6)	4,238	3,745,438
		$ 158,240,120
Metals & Mining — 1.6%
Eldorado Gold Corp., 6.25%, 9/1/29(6)	13,023	$ 12,616,747
First Quantum Minerals, Ltd., 7.50%, 4/1/25(6)	11,684	11,842,441
Freeport-McMoRan, Inc., 5.45%, 3/15/43	13,849	13,865,134
Hudbay Minerals, Inc., 6.125%, 4/1/29(6)	5,478	5,190,460
New Gold, Inc.:
6.375%, 5/15/25(6)	3,592	3,656,297
7.50%, 7/15/27(6)	20,492	20,645,075
Novelis Corp.:
3.25%, 11/15/26(6)	6,885	6,290,446
4.75%, 1/30/30(6)	15,432	14,214,801
		$ 88,321,401
Paper — 0.0%(1)
Glatfelter Corp., 4.75%, 11/15/29(6)	2,549	$ 2,042,412
		$ 2,042,412
Security	Principal Amount* (000's omitted)	Value
Restaurant — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(6)	17,005	$ 15,669,852
4.00%, 10/15/30(6)	21,200	18,152,500
4.375%, 1/15/28(6)	7,702	7,038,049
5.75%, 4/15/25(6)	2,861	2,926,031
Dave & Buster's, Inc., 7.625%, 11/1/25(6)	22,970	23,860,547
IRB Holding Corp., 7.00%, 6/15/25(6)	7,551	7,780,135
Yum! Brands, Inc., 3.625%, 3/15/31	10,596	9,121,524
		$ 84,548,638
Services — 6.0%
Adtalem Global Education, Inc., 5.50%, 3/1/28(6)	12,065	$ 11,092,259
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(6)	21,803	21,096,583
9.75%, 7/15/27(6)	16,398	15,937,708
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(6)	7,816	6,868,935
4.625%, 6/1/28(6)	5,543	4,911,985
APi Escrow Corp., 4.75%, 10/15/29(6)	10,851	9,781,363
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(6)	29,593	27,772,439
Gartner, Inc.:
3.625%, 6/15/29(6)	4,186	3,752,100
3.75%, 10/1/30(6)	6,252	5,585,068
4.50%, 7/1/28(6)	8,049	7,725,434
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(6)	26,286	26,255,903
Hertz Corp. (The):
4.625%, 12/1/26(6)	2,214	2,021,061
5.00%, 12/1/29(6)	17,844	15,636,519
Korn Ferry, 4.625%, 12/15/27(6)	12,207	11,580,598
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(6)	6,483	5,798,298
8.00%, 8/1/29(6)	19,966	17,896,724
NESCO Holdings II, Inc., 5.50%, 4/15/29(6)	2,912	2,747,749
Ritchie Bros. Holdings, Inc., 4.75%, 12/15/31(6)	8,615	8,628,267
Sabre GLBL, Inc., 9.25%, 4/15/25(6)	15,050	16,082,279
SRS Distribution, Inc.:
6.00%, 12/1/29(6)	11,046	9,706,010
6.125%, 7/1/29(6)	12,045	10,644,648
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(6)	16,099	15,481,120
Terminix Co., LLC (The), 7.45%, 8/15/27	18,290	20,477,575
Univar Solutions USA, Inc., 5.125%, 12/1/27(6)	13,390	12,851,588

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(6)	21,413	$ 20,851,444
WESCO Distribution, Inc., 7.25%, 6/15/28(6)	7,946	8,212,191
White Cap Buyer, LLC, 6.875%, 10/15/28(6)	4,497	4,126,290
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(6)(11)	6,938	6,703,912
		$ 330,226,050
Steel — 1.3%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	9,369	$ 9,909,216
Allegheny Technologies, Inc., 5.875%, 12/1/27	2,447	2,364,842
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(6)	5,508	5,637,438
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(6)	24,527	25,738,021
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(6)	18,189	18,431,550
TMS International Corp., 6.25%, 4/15/29(6)	10,467	9,118,589
		$ 71,199,656
Super Retail — 3.4%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(6)	5,184	$ 4,674,257
4.75%, 3/1/30	10,895	9,778,262
5.00%, 2/15/32(6)	2,178	1,936,035
Bath & Body Works, Inc.:
6.625%, 10/1/30(6)	8,425	8,395,513
6.75%, 7/1/36	3,883	3,774,237
6.875%, 11/1/35	12,561	12,297,910
6.95%, 3/1/33	9,848	9,374,064
7.60%, 7/15/37	4,391	4,162,339
9.375%, 7/1/25(6)	1,599	1,800,802
Gap, Inc. (The):
3.625%, 10/1/29(6)	8,132	6,627,580
3.875%, 10/1/31(6)	4,783	3,821,617
Group 1 Automotive, Inc., 4.00%, 8/15/28(6)	12,459	11,226,992
Ken Garff Automotive, LLC, 4.875%, 9/15/28(6)	9,199	8,383,325
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(6)	16,322	14,322,963
Lithia Motors, Inc.:
3.875%, 6/1/29(6)	6,549	5,922,293
4.375%, 1/15/31(6)	11,784	10,830,026
4.625%, 12/15/27(6)	3,872	3,692,668
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(6)	11,291	10,516,494
7.75%, 2/15/29(6)	20,095	20,016,931
Sonic Automotive, Inc.:
4.625%, 11/15/29(6)	13,075	11,267,733
Security	Principal Amount* (000's omitted)	Value
Super Retail (continued)
Sonic Automotive, Inc.: (continued)
4.875%, 11/15/31(6)	10,894	$ 9,313,716
Victoria's Secret & Co., 4.625%, 7/15/29(6)	18,554	15,243,781
		$ 187,379,538
Technology — 3.3%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(6)	13,576	$ 12,608,371
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(6)	17,280	15,940,022
4.00%, 7/1/29(6)	7,232	6,680,162
Ciena Corp., 4.00%, 1/31/30(6)	9,145	8,351,854
Condor Merger Sub, Inc., 7.375%, 2/15/30(6)	11,715	10,494,941
Fair Isaac Corp., 4.00%, 6/15/28(6)	13,114	11,999,572
II-VI, Inc., 5.00%, 12/15/29(6)	10,761	10,102,911
Imola Merger Corp., 4.75%, 5/15/29(6)	25,535	23,780,107
LogMeIn, Inc., 5.50%, 9/1/27(6)	5,000	4,381,275
ON Semiconductor Corp., 3.875%, 9/1/28(6)	14,229	13,221,089
Open Text Corp., 3.875%, 2/15/28(6)	7,623	6,955,138
Open Text Holdings, Inc., 4.125%, 2/15/30(6)	6,669	5,928,141
Presidio Holdings, Inc.:
4.875%, 2/1/27(6)	1,858	1,765,314
8.25%, 2/1/28(6)	22,823	22,194,455
Sensata Technologies, Inc., 3.75%, 2/15/31(6)	7,125	6,035,908
Viavi Solutions, Inc., 3.75%, 10/1/29(6)	8,715	7,852,738
VM Consolidated, Inc., 5.50%, 4/15/29(6)	16,486	14,775,083
		$ 183,067,081
Telecommunications — 4.0%
Altice France S.A.:
5.125%, 7/15/29(6)	7,505	$ 6,365,816
5.50%, 1/15/28(6)	6,163	5,438,601
5.50%, 10/15/29(6)	7,934	6,752,905
8.125%, 2/1/27(6)	13,848	13,970,070
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(6)	25,353	24,685,329
DKT Finance ApS, 9.375%, 6/17/23(6)	5,703	5,685,891
Iliad Holding S.A.S.:
6.50%, 10/15/26(6)	5,925	5,701,864
7.00%, 10/15/28(6)	4,042	3,827,147
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(6)	8,082	7,370,784
6.75%, 10/15/27(6)	3,785	3,768,308
Level 3 Financing, Inc.:
4.25%, 7/1/28(6)	24,265	20,544,205

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Level 3 Financing, Inc.: (continued)
5.25%, 3/15/26		8,495	$ 8,272,219
Sprint Capital Corp., 6.875%, 11/15/28		21,921	24,093,700
Sprint Corp.:
7.125%, 6/15/24		7,445	7,845,504
7.625%, 2/15/25		14,960	15,930,455
7.625%, 3/1/26		6,584	7,157,993
7.875%, 9/15/23		10,119	10,638,054
T-Mobile USA, Inc.:
2.25%, 2/15/26		8,420	7,755,536
2.625%, 2/15/29		10,523	9,109,972
2.875%, 2/15/31		6,314	5,369,299
Viasat, Inc., 5.625%, 4/15/27(6)		4,544	4,222,785
Virgin Media Finance PLC, 5.00%, 7/15/30(6)		5,464	4,760,783
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(7)	GBP	7,258	8,322,295
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(6)		6,250	5,686,344
			$ 223,275,859
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(6)		16,368	$ 14,473,404
			$ 14,473,404
Utility — 3.1%
Calpine Corp.:
4.50%, 2/15/28(6)		8,179	$ 7,583,569
4.625%, 2/1/29(6)		9,552	8,360,675
5.00%, 2/1/31(6)		11,673	9,968,917
5.125%, 3/15/28(6)		11,510	10,469,611
5.25%, 6/1/26(6)		2,399	2,371,891
Drax Finco PLC, 6.625%, 11/1/25(6)		13,633	13,736,134
FirstEnergy Corp.:
2.65%, 3/1/30		4,218	3,583,782
Series B, 4.40%, 7/15/27		16,324	15,856,236
Series C, 7.375%, 11/15/31		3,695	4,243,356
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(6)		8,263	7,422,901
NRG Energy, Inc.:
3.375%, 2/15/29(6)		6,548	5,558,368
3.625%, 2/15/31(6)		10,913	9,102,479
3.875%, 2/15/32(6)		14,645	12,246,881
5.25%, 6/15/29(6)		4,920	4,640,987
Security	Principal Amount* (000's omitted)	Value
Utility (continued)
NRG Energy, Inc.: (continued)
5.75%, 1/15/28	8,150	$ 7,976,161
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(6)	10,699	10,017,634
TerraForm Power Operating, LLC:
4.25%, 1/31/23(6)	4,625	4,636,655
4.75%, 1/15/30(6)	5,000	4,509,325
5.00%, 1/31/28(6)	13,722	12,841,322
Vistra Operations Co., LLC:
4.375%, 5/1/29(6)	9,360	8,505,806
5.00%, 7/31/27(6)	9,285	8,855,104
		$ 172,487,794
Total Corporate Bonds (identified cost $5,059,244,943)		$4,719,944,086

Preferred Stocks — 0.5%
Security	Shares	Value
Services — 0.5%
WESCO International, Inc., Series A, 10.625% to 6/22/25(10)	898,591	$ 25,654,773
Total Preferred Stocks (identified cost $25,216,937)		$ 25,654,773

Senior Floating-Rate Loans — 5.1%(12)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/30/25	$5,142	$ 5,052,940
		$ 5,052,940
Air Transportation — 0.9%
Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	$12,529	$ 12,431,900
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	23,010	23,907,702
SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27	10,000	10,347,220
		$ 46,686,822

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Broadcasting — 0.3%
Diamond Sports Group, LLC, Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26	$3,059	$ 3,128,727
Playtika Holding Corp., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/13/28	13,251	13,130,720
		$ 16,259,447
Cable & Satellite TV — 0.2%
DIRECTV Financing, LLC, Term Loan, 5.76%, (1 mo. USD LIBOR + 5.00%), 8/2/27	$9,728	$ 9,702,299
		$ 9,702,299
Diversified Financial Services — 0.0%(1)
Golden Nugget, LLC, Term Loan, 13.00%, (1 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23	$126	$ 134,347
		$ 134,347
Gaming — 0.4%
Gateway Casinos & Entertainment Limited, Term Loan, 12/1/23(13)	$4,626	$ 4,625,647
Spectacle Gary Holdings, LLC, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 11/19/28	17,421	17,366,858
		$ 21,992,505
Healthcare — 0.7%
Jazz Financing Lux S.a.r.l., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$23,993	$ 23,983,120
Radnet Management, Inc., Term Loan, 4/21/28(13)	4	4,233
Verscend Holding Corp., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 8/27/25	15,491	15,478,646
		$ 39,465,999
Insurance — 0.3%
Asurion, LLC:
Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/31/28	$10,773	$ 10,488,418
Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/20/29	5,726	5,561,377
		$ 16,049,795
Restaurant — 0.5%
IRB Holding Corp.:
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 2/5/25(14)	$14,694	$ 14,581,380
Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27	14,768	14,592,692
		$ 29,174,072
Borrower/Description	Principal Amount (000's omitted)	Value
Services — 0.7%
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	$22,540	$ 22,469,285
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 9.75%, (3 mo. USD LIBOR + 8.75%, Floor 1.00%), 2.50% cash, 7.25% PIK, 2/28/25	16,784	17,189,798
		$ 39,659,083
Super Retail — 0.4%
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$23,897	$ 23,730,133
		$ 23,730,133
Technology — 0.6%
Presidio Holdings, Inc., Term Loan, 4.718%, (USD LIBOR + 3.50%), 1/22/27(14)	$7,872	$ 7,808,349
RealPage, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/24/28	19,138	18,879,469
Riverbed Technology, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 7.00% cash, 2.00% PIK, 12/8/26	8,496	6,706,496
		$ 33,394,314
Total Senior Floating-Rate Loans (identified cost $282,420,427)		$ 281,301,756

Miscellaneous — 2.3%
Security	Principal Amount/Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings, LLC(2)(3)	11,599,560	$ 0
		$ 0
Gaming — 2.3%
PGP Investors, LLC, Membership Interests(2)(3)(4)	57,265	$ 127,337,790
		$ 127,337,790
Services — 0.0%(1)
Hertz Corp., Escrow Certificates(3)	$3,679,000	$ 220,739
		$ 220,739
Total Miscellaneous (identified cost $3,765,744)		$ 127,558,529

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(15)	197,652,726	$ 197,652,726
Total Short-Term Investments (identified cost $197,652,726)		$ 197,652,726
Total Investments — 98.7% (identified cost $5,658,192,921)		$5,453,037,075
Other Assets, Less Liabilities — 1.3%		$ 71,781,324
Net Assets — 100.0%		$5,524,818,399
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Amount is less than 0.05%.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).
(3)	Non-income producing security.
(4)	Restricted security (see Note 8).
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $3,740,141,952 or 67.7% of the Fund's net assets.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $61,658,694 or 1.1% of the Fund's net assets.
(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.
(14)	The stated interest rate represents the weighted average interest rate at April 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,154,080	CAD	6,603,277	Bank of America, N.A.	7/29/22	$15,740	$ —
USD	15,139,284	EUR	14,258,887	Bank of America, N.A.	7/29/22	28,466	—
USD	14,002,967	EUR	13,200,000	Bank of America, N.A.	7/29/22	14,302	—
USD	210,957	EUR	199,000	Bank of America, N.A.	7/29/22	66	—
USD	12,721,084	EUR	12,008,000	Bank of America, N.A.	7/29/22	—	(4,361)
USD	12,839,491	EUR	12,170,542	Bank of America, N.A.	7/29/22	—	(58,209)

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,510,530	GBP	6,776,628	Bank of America, N.A.	7/29/22	$ —	$ (14,068)
						$58,574	$(76,638)
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $5,460,540,195)	$ 5,255,384,349
Affiliated investment, at value (identified cost $197,652,726)	197,652,726
Cash	5,436,641
Foreign currency, at value (identified cost $1,255)	1,257
Interest receivable	75,282,910
Dividends receivable from affiliated investment	7,417
Receivable for investments sold	49,059,418
Receivable for Fund shares sold	9,422,998
Receivable for open forward foreign currency exchange contracts	58,574
Receivable from affiliates	96,912
Total assets	$5,592,403,202
Liabilities
Payable for investments purchased	$ 20,841,764
Payable for Fund shares redeemed	41,612,565
Payable for open forward foreign currency exchange contracts	76,638
Distributions payable	579,131
Payable to affiliates:
Investment adviser fee	2,740,613
Distribution and service fees	204,240
Trustees' fees	9,042
Accrued expenses	1,520,810
Total liabilities	$ 67,584,803
Net Assets	$5,524,818,399
Sources of Net Assets
Paid-in capital	$ 6,105,599,593
Accumulated loss	(580,781,194)
Net Assets	$5,524,818,399
Class A Shares
Net Assets	$ 707,714,704
Shares Outstanding	136,694,226
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.18
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 5.35
Class C Shares
Net Assets	$ 53,207,675
Shares Outstanding	10,254,183
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 5.19
Class I Shares
Net Assets	$ 3,453,320,892
Shares Outstanding	666,754,691
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.18

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2022
Class R Shares
Net Assets	$ 21,894,218
Shares Outstanding	4,224,038
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.18
Class R6 Shares
Net Assets	$1,288,680,910
Shares Outstanding	248,759,710
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.18
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $1,036)	$ 1,977,697
Dividend income from affiliated investments	111,249
Interest and other income	156,733,026
Total investment income	$ 158,821,972
Expenses
Investment adviser fee	$ 18,198,693
Distribution and service fees:
Class A	985,121
Class C	303,765
Class R	58,592
Trustees’ fees and expenses	54,250
Custodian fee	488,090
Transfer and dividend disbursing agent fees	2,555,511
Legal and accounting services	105,163
Printing and postage	1,118,817
Registration fees	101,870
Miscellaneous	107,233
Total expenses	$ 24,077,105
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 108,692
Total expense reductions	$ 108,692
Net expenses	$ 23,968,413
Net investment income	$ 134,853,559
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 13,628,041
Investment transactions - affiliated investments	(38,335)
Foreign currency transactions	(17,910)
Forward foreign currency exchange contracts	6,758,969
Net realized gain	$ 20,330,765
Change in unrealized appreciation (depreciation):
Investments	$ (459,199,880)
Foreign currency	(72,231)
Forward foreign currency exchange contracts	(311,634)
Net change in unrealized appreciation (depreciation)	$(459,583,745)
Net realized and unrealized loss	$(439,252,980)
Net decrease in net assets from operations	$(304,399,421)

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 134,853,559	$ 292,035,932
Net realized gain	20,330,765	148,953,040
Net change in unrealized appreciation (depreciation)	(459,583,745)	207,655,320
Net increase (decrease) in net assets from operations	$ (304,399,421)	$ 648,644,292
Distributions to shareholders:
Class A	$ (19,851,291)	$ (39,199,473)
Class C	(1,299,051)	(2,600,246)
Class I	(106,924,139)	(197,793,426)
Class R	(561,569)	(1,078,291)
Class R6	(35,343,347)	(57,506,391)
Total distributions to shareholders	$ (163,979,397)	$ (298,177,827)
Tax return of capital to shareholders:
Class A	$ —	$ (7,651,401)
Class C	—	(489,604)
Class I	—	(38,226,041)
Class R	—	(207,702)
Class R6	—	(11,284,242)
Total tax return of capital to shareholders	$ —	$ (57,858,990)
Transactions in shares of beneficial interest:
Class A	$ (74,639,894)	$ (41,268,447)
Class C	(7,857,736)	(23,257,368)
Class I	(512,385,903)	(170,796,607)
Class R	(1,353,480)	(3,327,000)
Class R6	71,504,563	112,366,728
Net decrease in net assets from Fund share transactions	$ (524,732,450)	$ (126,282,694)
Net increase (decrease) in net assets	$ (993,111,268)	$ 166,324,781
Net Assets
At beginning of period	$ 6,517,929,667	$ 6,351,604,886
At end of period	$5,524,818,399	$6,517,929,667

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Financial Highlights

	Class A
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 5.590	$ 5.340	$ 5.580	$ 5.490	$ 5.800	$ 5.700
Income (Loss) From Operations
Net investment income(1)	$ 0.111	$ 0.235	$ 0.251	$ 0.281	$ 0.290	$ 0.298
Net realized and unrealized gain (loss)	(0.385)	0.304	(0.173)	0.127	(0.282)	0.122
Total income (loss) from operations	$ (0.274)	$ 0.539	$ 0.078	$ 0.408	$ 0.008	$ 0.420
Less Distributions
From net investment income	$ (0.136)	$ (0.242)	$ (0.260)	$ (0.287)	$ (0.296)	$ (0.304)
Tax return of capital	—	(0.047)	(0.058)	(0.031)	(0.022)	(0.016)
Total distributions	$ (0.136)	$ (0.289)	$ (0.318)	$ (0.318)	$ (0.318)	$ (0.320)
Net asset value — End of period	$ 5.180	$ 5.590	$ 5.340	$ 5.580	$ 5.490	$ 5.800
Total Return(2)	(4.98)% (3)(4)	10.23% (4)	1.56% (4)	7.63%	0.13%	7.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$707,715	$841,709	$843,097	$767,671	$813,970	$1,020,935
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.00% (4)(6)(7)	1.00% (4)	1.01% (4)	1.04%	0.99%	1.00%
Net investment income	4.11% (7)	4.21%	4.68%	5.08%	5.13%	5.16%
Portfolio Turnover of the Portfolio(8)	—	—	32%	38%	39%	41%
Portfolio Turnover of the Fund	19% (3)	63%	18% (9)	—	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and/or administrator reimbursed certain operating expenses (equal to less than 0.005%, 0.01% and 0.02% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 5.600	$ 5.350	$ 5.590	$ 5.500	$ 5.810	$ 5.710
Income (Loss) From Operations
Net investment income(1)	$ 0.091	$ 0.194	$ 0.212	$ 0.241	$ 0.248	$ 0.253
Net realized and unrealized gain (loss)	(0.385)	0.303	(0.177)	0.124	(0.283)	0.124
Total income (loss) from operations	$ (0.294)	$ 0.497	$ 0.035	$ 0.365	$ (0.035)	$ 0.377
Less Distributions
From net investment income	$ (0.116)	$ (0.207)	$ (0.225)	$ (0.248)	$ (0.256)	$ (0.263)
Tax return of capital	—	(0.040)	(0.050)	(0.027)	(0.019)	(0.014)
Total distributions	$ (0.116)	$ (0.247)	$ (0.275)	$ (0.275)	$ (0.275)	$ (0.277)
Net asset value — End of period	$ 5.190	$ 5.600	$ 5.350	$ 5.590	$ 5.500	$ 5.810
Total Return(2)	(5.32)% (3)(4)	9.39% (4)	0.74% (4)	6.79%	(0.62)%	6.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,208	$65,596	$85,246	$112,343	$184,383	$231,504
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.75% (4)(6)(7)	1.75% (4)	1.76% (4)	1.79%	1.74%	1.75%
Net investment income	3.36% (7)	3.47%	3.95%	4.36%	4.38%	4.38%
Portfolio Turnover of the Portfolio(8)	—	—	32%	38%	39%	41%
Portfolio Turnover of the Fund	19% (3)	63%	18% (9)	—	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and/or administrator reimbursed certain operating expenses (equal to less than 0.005%, 0.01% and 0.02% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 5.590	$ 5.340	$ 5.590	$ 5.500	$ 5.810	$ 5.700
Income (Loss) From Operations
Net investment income(1)	$ 0.118	$ 0.249	$ 0.263	$ 0.294	$ 0.304	$ 0.311
Net realized and unrealized gain (loss)	(0.385)	0.304	(0.181)	0.128	(0.282)	0.133
Total income (loss) from operations	$ (0.267)	$ 0.553	$ 0.082	$ 0.422	$ 0.022	$ 0.444
Less Distributions
From net investment income	$ (0.143)	$ (0.254)	$ (0.272)	$ (0.300)	$ (0.309)	$ (0.317)
Tax return of capital	—	(0.049)	(0.060)	(0.032)	(0.023)	(0.017)
Total distributions	$ (0.143)	$ (0.303)	$ (0.332)	$ (0.332)	$ (0.332)	$ (0.334)
Net asset value — End of period	$ 5.180	$ 5.590	$ 5.340	$ 5.590	$ 5.500	$ 5.810
Total Return(2)	(4.86)% (3)(4)	10.50% (4)	1.64% (4)	7.90%	0.38%	7.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,453,321	$4,267,314	$4,242,893	$3,678,145	$3,415,432	$4,217,385
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.75% (4)(6)(7)	0.75% (4)	0.76% (4)	0.79%	0.74%	0.75%
Net investment income	4.36% (7)	4.47%	4.91%	5.32%	5.38%	5.39%
Portfolio Turnover of the Portfolio(8)	—	—	32%	38%	39%	41%
Portfolio Turnover of the Fund	19% (3)	63%	18% (9)	—	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and/or administrator reimbursed certain operating expenses (equal to less than 0.005%, 0.01% and 0.02% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 5.600	$ 5.350	$ 5.590	$ 5.500	$ 5.810	$ 5.700
Income (Loss) From Operations
Net investment income(1)	$ 0.104	$ 0.221	$ 0.239	$ 0.267	$ 0.276	$ 0.282
Net realized and unrealized gain (loss)	(0.394)	0.304	(0.176)	0.126	(0.283)	0.133
Total income (loss) from operations	$ (0.290)	$ 0.525	$ 0.063	$ 0.393	$ (0.007)	$ 0.415
Less Distributions
From net investment income	$ (0.130)	$ (0.230)	$ (0.248)	$ (0.274)	$ (0.282)	$ (0.290)
Tax return of capital	—	(0.045)	(0.055)	(0.029)	(0.021)	(0.015)
Total distributions	$ (0.130)	$ (0.275)	$ (0.303)	$ (0.303)	$ (0.303)	$ (0.305)
Net asset value — End of period	$ 5.180	$ 5.600	$ 5.350	$ 5.590	$ 5.500	$ 5.810
Total Return(2)	(5.26)% (3)(4)	9.95% (4)	1.28% (4)	7.34%	0.04%	7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,894	$25,010	$27,105	$35,182	$40,116	$46,259
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.25% (4)(6)(7)	1.25% (4)	1.26% (4)	1.29%	1.24%	1.25%
Net investment income	3.85% (7)	3.97%	4.44%	4.83%	4.88%	4.89%
Portfolio Turnover of the Portfolio(8)	—	—	32%	38%	39%	41%
Portfolio Turnover of the Fund	19% (3)	63%	18% (9)	—	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and/or administrator reimbursed certain operating expenses (equal to less than 0.005%, 0.01% and 0.02% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 5.590	$ 5.350	$ 5.590	$ 5.500	$ 5.810	$ 5.700
Income (Loss) From Operations
Net investment income(1)	$ 0.120	$ 0.254	$ 0.264	$ 0.300	$ 0.309	$ 0.314
Net realized and unrealized gain (loss)	(0.384)	0.294	(0.167)	0.127	(0.282)	0.135
Total income (loss) from operations	$ (0.264)	$ 0.548	$ 0.097	$ 0.427	$ 0.027	$ 0.449
Less Distributions
From net investment income	$ (0.146)	$ (0.258)	$ (0.276)	$ (0.304)	$ (0.314)	$ (0.322)
Tax return of capital	—	(0.050)	(0.061)	(0.033)	(0.023)	(0.017)
Total distributions	$ (0.146)	$ (0.308)	$ (0.337)	$ (0.337)	$ (0.337)	$ (0.339)
Net asset value — End of period	$ 5.180	$ 5.590	$ 5.350	$ 5.590	$ 5.500	$ 5.810
Total Return(2)	(4.81)% (3)(4)	10.39% (4)	1.92% (4)	8.00%	0.47%	8.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,288,681	$1,318,299	$1,153,264	$251,435	$207,830	$179,380
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.66% (4)(6)(7)	0.66% (4)	0.66% (4)	0.68%	0.66%	0.66%
Net investment income	4.46% (7)	4.55%	4.92%	5.42%	5.47%	5.43%
Portfolio Turnover of the Portfolio(8)	—	—	32%	38%	39%	41%
Portfolio Turnover of the Fund	19% (3)	63%	18% (9)	—	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and/or administrator reimbursed certain operating expenses (equal to less than 0.005%, 0.01% and 0.02% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary objectives are to seek growth of income and capital. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Eaton Vance
Income Fund of Boston
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

Eaton Vance
Income Fund of Boston
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2022, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $254,262,109 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $254,262,109 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,769,629,590
Gross unrealized appreciation	$ 83,588,017
Gross unrealized depreciation	(400,198,596)
Net unrealized depreciation	$ (316,610,579)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1.5 billion	0.625%
$1.5 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion but less than $10 billion	0.555%
$10 billion and over	0.535%
For the six months ended April 30, 2022, the Fund’s investment adviser fee amounted to $18,198,693 or 0.59% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment

Eaton Vance
Income Fund of Boston
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

adviser fee paid was reduced by $1,871 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM, an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.00%, 1.75%, 0.75%, 1.25% and 0.66% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after February 28, 2023. Pursuant to this agreement, EVM was allocated $106,821 of the Fund’s operating expenses for the six months ended April 30, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $103,536 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $43,772 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022 in the amount of $15,697. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $985,121 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $227,824 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $29,296 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $75,941 and $29,296 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $30,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,131,086,224 and $1,699,856,812, respectively, for the six months ended April 30, 2022.

Eaton Vance
Income Fund of Boston
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	13,071,004	$ 71,684,145	37,672,016	$ 210,057,479
Issued to shareholders electing to receive payments of distributions in Fund shares	3,442,697	18,663,198	7,906,372	44,153,073
Redemptions	(30,872,355)	(167,597,475)	(56,849,721)	(317,809,111)
Converted from Class C shares	481,092	2,610,238	4,053,039	22,330,112
Net decrease	(13,877,562)	$ (74,639,894)	(7,218,294)	$ (41,268,447)
Class C
Sales	493,181	$ 2,695,432	2,194,126	$ 12,252,032
Issued to shareholders electing to receive payments of distributions in Fund shares	233,182	1,267,060	539,968	3,021,535
Redemptions	(1,701,337)	(9,209,990)	(2,901,061)	(16,200,823)
Converted to Class A shares	(479,897)	(2,610,238)	(4,044,724)	(22,330,112)
Net decrease	(1,454,871)	$ (7,857,736)	(4,211,691)	$ (23,257,368)
Class I
Sales	102,927,360	$ 562,529,755	280,103,106	$ 1,562,389,912
Issued to shareholders electing to receive payments of distributions in Fund shares	19,116,945	103,694,944	40,712,273	227,382,206
Redemptions	(218,406,900)	(1,178,610,602)	(351,573,741)	(1,960,568,725)
Net decrease	(96,362,595)	$ (512,385,903)	(30,758,362)	$ (170,796,607)
Class R
Sales	828,102	$ 4,477,382	894,213	$ 4,982,533
Issued to shareholders electing to receive payments of distributions in Fund shares	102,930	558,437	227,969	1,273,847
Redemptions	(1,176,366)	(6,389,299)	(1,720,554)	(9,583,380)
Net decrease	(245,334)	$ (1,353,480)	(598,372)	$ (3,327,000)
Class R6
Sales	31,273,875	$ 170,522,859	60,258,682	$ 336,510,111
Issued to shareholders electing to receive payments of distributions in Fund shares	6,506,424	35,257,024	12,290,761	68,682,371
Redemptions	(24,704,893)	(134,275,320)	(52,578,588)	(292,825,754)
Net increase	13,075,406	$ 71,504,563	19,970,855	$ 112,366,728

Eaton Vance
Income Fund of Boston
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

8  Restricted Securities
At April 30, 2022, the Fund owned the following securities (representing 1.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$ 18,931	$ 7,366,868
HF Holdings, Inc.	10/27/09	3,400	182,661	552,636
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,624	0
Total Common Stocks			$ 8,541,716	$ 7,919,504
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	2,928	$ 2,928,000	$ 0
Total Convertible Preferred Stocks			$ 2,928,000	$ 0
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21	57,265	$ 3,765,744	$ 127,337,790
Total Miscellaneous			$ 3,765,744	$127,337,790
Total Restricted Securities			$15,235,460	$135,257,294
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $76,638. At April 30, 2022, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions

Eaton Vance
Income Fund of Boston
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2022 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$58,574 (1)	$(76,638) (2)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement as of April 30, 2022.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$58,574	$(58,574)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(76,638)	$58,574	$ —	$ —	$(18,064)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Eaton Vance
Income Fund of Boston
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$6,758,969	$(311,634)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2022, which is indicative of the volume of this derivative type, was approximately $76,132,000.
10  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.
11  Investments in Affiliated Funds
At April 30, 2022, the value of the Fund's investment in affiliated funds was $197,652,726, which represents 3.6% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$197,587,104	$984,520,578	$(1,182,069,347)	$ (38,335)	$ —	$ —	$ 103,832	—
Liquidity Fund	—	197,652,726	—	—	—	197,652,726	7,417	197,652,726
Total				$(38,335)	$ —	$197,652,726	$111,249
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Income Fund of Boston
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 48,086,908	$ 375,167	$ 7,919,504	$ 56,381,579
Convertible Bonds	—	25,742,487	—	25,742,487
Convertible Preferred Stocks	17,601,707	1,199,432	0	18,801,139
Corporate Bonds	—	4,719,944,086	—	4,719,944,086
Preferred Stocks	25,654,773	—	—	25,654,773
Senior Floating-Rate Loans	—	281,301,756	—	281,301,756
Miscellaneous	—	220,739	127,337,790	127,558,529
Short-Term Investments	197,652,726	—	—	197,652,726
Total Investments	$288,996,114	$ 5,028,783,667	$135,257,294	$ 5,453,037,075
Forward Foreign Currency Exchange Contracts	$ —	$ 58,574	$ —	$ 58,574
Total	$288,996,114	$ 5,028,842,241	$135,257,294	$ 5,453,095,649
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (76,638)	$ —	$ (76,638)
Total	$ —	$ (76,638)	$ —	$ (76,638)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2022 is not presented.
13  Risks and Uncertainties
Credit Risk
The Fund primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Eaton Vance
Income Fund of Boston
April 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7710    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022